Real Estate Owned and Held-For-Sale, Portfolio (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property
Real Estate Owned
Real estate owned, net	$ 16,787,000	$ 19,492,000
Impairment loss on real estate owned	3,200,000	11,200,000
Restricted cash due to escrow requirement	139,398,000	29,315,000
Real Estate Held-For-Sale
Proceeds from sale of real estate, net		49,030,000	$ 40,077,000
Pay off outstanding debt		27,155,000	30,984,000
Multifamily and Hotel | Disposed of by sale
Real Estate Held-For-Sale
Proceeds from sale of real estate, net		50,700,000	41,100,000
Gain on sale of property		$ 11,600,000	$ 7,800,000
Multifamily Portfolio | Disposed of by sale
Real Estate Held-For-Sale
Number of properties sold | property		3
Pay off outstanding debt		$ 27,100,000
Hotel Portfolio | Disposed of by sale
Real Estate Held-For-Sale
Number of properties sold | property			3
Real Estate owned
Real Estate Owned
Less: Impairment loss	(13,807,000)	(11,200,000)
Less: Accumulated depreciation and amortization	(9,918,000)	(9,148,000)
Real estate owned, net	16,787,000	19,492,000
Impairment loss on real estate owned	3,200,000	11,200,000
Restricted cash due to escrow requirement	700,000	700,000
Real Estate owned | Hotel Portfolio
Real Estate Owned
Less: Impairment loss	(13,307,000)	(11,200,000)
Less: Accumulated depreciation and amortization	(9,228,000)	(8,659,000)
Real estate owned, net	$ 11,458,000	$ 13,909,000
Weighted average occupancy rate of properties (as a percent)	52.00%	54.00%	53.00%
Amount of weighted average daily rate of properties	$ 108	$ 100	$ 90
Amount of weighted average daily revenue of properties	56	54	$ 48
Impairment loss on real estate owned	2,700,000	11,200,000
Real Estate owned | Office
Real Estate Owned
Less: Impairment loss	(500,000)
Less: Accumulated depreciation and amortization	(690,000)	(489,000)
Real estate owned, net	5,329,000	5,583,000
Impairment loss on real estate owned	500,000
Real Estate owned | Land
Real Estate Owned
Real estate owned, gross	7,803,000	7,803,000
Real Estate owned | Land | Hotel Portfolio
Real Estate Owned
Real estate owned, gross	3,294,000	3,294,000
Real Estate owned | Land | Office
Real Estate Owned
Real estate owned, gross	4,509,000	4,509,000
Real Estate owned | Building and intangible assets
Real Estate Owned
Real estate owned, gross	32,709,000	32,037,000
Real Estate owned | Building and intangible assets | Hotel Portfolio
Real Estate Owned
Real estate owned, gross	30,699,000	30,474,000
Real Estate owned | Building and intangible assets | Office
Real Estate Owned
Real estate owned, gross	$ 2,010,000	$ 1,563,000